Equity Capital Structure, At-the-Market Common Stock Offering (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 14, 2022	Jun. 14, 2021
Common Shares [Abstract]
Gross proceeds from issuance of common shares	$ 0	$ 262,516,826
Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM				$ 150,000,000.0
Common Shares [Member]
Common Shares [Abstract]
Issuance of common stock (in shares)	0	3,563,407	4,654,240
Gross proceeds from issuance of common shares		$ 10,100,000	$ 12,900,000
Net proceeds from issuance of common stock		$ 9,700,000	$ 12,400,000